Long Term Debt - Schedule of Maturities of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2023	$ 45,722
2024	26,069
2025	76,373
2026	50,725
2027	155,227
2028	68,462
Long-Term Debt, Total	$ 422,578	$ 360,277